FAIR VALUE	12 Months Ended
Feb. 28, 2014
FAIR VALUE
FAIR VALUE

12.                               FAIR VALUE

(a)                                 Assets and liabilities measured at fair value on a recurring basis

The Group measured available-for-sale securities and long-term investments elected fair value option method and classified as available-for-sale securities investments at fair value on a recurring basis as of February 28, 2013 and 2014.

Available-for-sale securities

In August 2007 and December 2009, the Group bought two securities in mutual funds named Wan Jia He Xie Financing Fund and Guo Du No. 1 An Xin Shou Yi, respectively. The available-for-sale securities have no contractual maturity dates and the Group can sell the investments at any time at the Group’s decision.

The available-for-sale securities measured and recorded at fair value for which there are quoted prices in active markets on a recurring basis were as follows:

US$
Balance as of February 28, 2011	$465,709
Changes in fair value	(121,895)
Foreign exchange difference	17,989
Balance as of February 29, 2012	$361,803
Changes in fair value	34,331
Foreign exchange difference	3,821
Balance as of February 28, 2013	$399,955
Changes in fair value	26,459
Foreign exchange difference	8,861
Disposal	(435,275)
Balance as of February 28, 2014	$—

The following provides additional information concerning the Group’s available-for-sale securities:

	As of February 28, 2013				As of February 28, 2014
		Gross	Gross			Gross	Gross
		unrealized	unrealized			unrealized	unrealized
	Cost	gains	(losses)	Fair value	Cost	gains	(losses)	Fair value

Mutual fund	$378,390	$21,565	$—	$399,955	$—	$—	$—	$—

Long-term investments-fair value option method

The Group accounted for its investments in Century Mingde and a third-party online education platform using the fair value option which is how management assesses the return on these investments. Changes in fair value are reflected in the consolidated statement of operations.

	As of	As of
	February 28,	February 28,
	2013	2014

Fair value option method investments
Long-term investment in Century Mingde (1)	$2,411,073	$—
Long-term investment in a third-party online platform (2)	3,080,000	3,080,000
	$5,491,073	$3,080,000

(1)                                 In March 2012, the Group acquired 6% equity interest in Century Mingde, a private company that engages in providing summer and winter camp training service in China with a cash consideration of $2,411,073. There was no material change in fair value for the period ended February 28, 2013. In July 2013, Century Mingde redeemed the entire shares at the original purchase price plus 10% annual return on such investment.

(2)                                 In February 2013, the Group acquired 16.85% equity interest in a third-party online education platform, a private company incorporated in the Cayman Islands, by purchasing 2,200,000 Series A preferred shares for a total cash consideration of $3,080,000.

At the end of each reporting period, the Group measures the fair value of these investments by using income approach discounted cash flow method. The discounted cash flow analysis requires the use of significant unobservable inputs (level 3 inputs), including projected revenue, operating expenses, capital expenditures and a discount rate calculated based on the weighted average cost of capital. Based on a valuation analysis performed by an independent appraiser, as of February 28, 2014, the net present value derived from such discounted cash flow model based on a discount rate of 35% approximated the initial purchase price. The Group did not recognize any changes in fair value of the investments in the consolidated statements of operation in fiscal years ended February 28, 2013 and 2014.

For the years ended February 28, 2013 and 2014, the changes in the carrying amounts of long-term investments measured using fair value option method on a recurring basis were as follows:

Balance as of February 29, 2012	$—
Purchase	5,456,991
Foreign exchange difference	34,082

Balance as of February 28, 2013	$5,491,073

Changes in fair value	297,120
Disposal	(2,742,876)
Foreign exchange difference	34,683

Balance as of February 28, 2014	$3,080,000

Long-term investments- available-for-sales securities

The Group accounted for the investments in BabyTree Inc., and a third-party technology company as debt securities and classified as available-for-sales securities, which were measured subsequently at fair value in the balance sheet and unrealized holding gains and losses shall be reported in other comprehensive income.

	As of	As of
	February 28,	February 28,
	2013	2014

Available-for-sales securities investments
Long-term investment in BabyTree Inc. (3)	$—	$23,475,000
Long-term investment in a third-party technology company	—	419,500

	$—	$23,894,500

(3)                                 In January 2014, the Group acquired certain equity interest in BabyTree Inc. by purchasing its Series E redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. was incorporated in Cayman Island and is an operator of a leading online resource and community platform for prospective and new parents. As the transaction date was close to the fiscal year end, the initial purchase price is considered the fair value of this investment as of February 28, 2014.

The long-term investments accounted for available-for-sales securities on a recurring basis were as follows:

US$

Balance as of February 28, 2013	$—
Purchase	23,894,500

Balance as of February 28, 2014	$23,894,500

As of February 28, 2013 and 2014, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2013	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Available for sale securities	$399,955	$399,955	—	—
Long-term investments
Fair value option methods investments	$5,491,073	—	—	$5,491,073

Total	$5,891,028	$399,955	—	$5,491,073

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2014	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Long-term investments
Fair value option methods investments	$3,080,000	—	—	$3,080,000
Available-for-sales securities investments	$23,894,500	—	—	$23,894,500

Total	$26, 974,500	—	—	$26,974,500

(b)                                 Assets and liabilities measured at fair value on a nonrecurring basis - continued

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group has recognized impairment loss related to goodwill for the year ended February 29, 2012, as set out in Note 8. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.